Mezzanine Equity and Stockholders' Deficit (Details) - Summary of Shares of Common Stock Reserve for Future Issuance Under the Amended and Restated 2010 Stock Plan - Amended And Restated 2010 Stock Plan [Member] - shares
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	181,884,259	179,647,512	185,984,262
Common Stock, Capital Shares Reserved for Future Issuance		176,727,930
Contingent compensation put and call options
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	0	2,919,582
Stock options and restricted stock units outstanding
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	19,432,132	18,702,704	26,876,324
Convertible redeemable preferred stock [Member]
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	125,817,855	125,472,147	120,384,609
Warrants for convertible redeemable preferred stock [Member]
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	28,259,306	28,808,183	29,477,295
Warrants for common stock [Member]
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	374,353	354,353	354,353
Shares reserved for future award issuance [Member]
Shares Of Common Stock Reserved For Future Issuance Under The Amended And Restated 2010 Stock Plan [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	8,000,613	3,390,543	8,891,681